Principal joint ventures and associates - Summary financial information for joint ventures by fair value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue		$ 54,041		$ 55,554	[1]	$ 63,495	[1]
Finance expense		(967)		(335)	[1]	(243)	[1]
Income tax		(3,832)		(5,614)	[1]	(8,236)	[1]
Profit after tax for the year		9,953	[2]	13,048	[1],[3]	22,597	[2],[3]
Other comprehensive (loss)/income		319		(1,897)	[3]	(1,292)	[3]
Total comprehensive income	[4]	10,272		11,151	[3]	$ 21,305	[3]
Non-current assets		82,039		77,801	[5]
Current assets		21,510		18,973	[5]
Non-current liabilities		(34,465)		(32,430)	[5]
Net assets		56,341		52,741	[5]
– cash and cash equivalents		9,673		6,775	[5]
Minera Escondida Ltda
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue		9,187		8,760
Depreciation and amortisation		(1,183)		(1,100)
Other operating costs		(3,784)		(3,280)
Operating profit		4,220		4,380
Finance expense		(283)		(207)
Income tax		(1,773)		(1,590)
Profit after tax for the year		2,164		2,583
Other comprehensive (loss)/income		(13)		17
Total comprehensive income		2,151		2,600
Non-current assets		12,480		11,853
Current assets		2,751		2,563
Current liabilities		(1,607)		(1,450)
Non-current liabilities		(5,192)		(5,063)
Net assets		8,432		7,903
– cash and cash equivalents		360		377
– current financial liabilities		(677)		(340)
– non-current financial liabilities		(2,770)		(3,060)
Dividends received from joint venture (Rio Tinto share)		$ 578		$ 813

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[3]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[4]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on
Rio Tinto Limited’s share capital.

[5]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.